Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities
Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within certain limits in accordance with an internal risk management policy.
Derivative financial instruments held by Sony are classified and accounted for as described below.
Fair value hedges
Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges, as well as offsetting changes in the carrying value of the underlying hedged items, are recognized in income. For the fiscal years ended March 31, 2019, 2020 and 2021, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.
Cash flow hedges
Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. The time value component of the fair value of option contracts is excluded from the assessment of hedge effectiveness and recognized in earnings on a straight-line basis over the life of the hedging instruments. Any difference between the change in fair value of the excluded component and the accumulated amount recognized in earnings on a straight-line basis is recognized in OCI.
Derivatives not designated as hedges
Changes in the fair value of derivatives not designated as hedges are recognized in income.
A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:
Foreign exchange forward contracts and foreign currency option contracts
Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated or anticipated by Sony’s transactions and accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also entered into foreign exchange forward contracts and foreign exchange range forward contracts which effectively fixed the cash flows from certain forecasted purchase and sale transactions denominated in foreign currencies for the fiscal years ended March 31, 2019, 2020 and 2021. Accordingly, these derivatives have been designated as cash flow hedges.
Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market
with changes in value recognized in other income and expenses.
Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market
with changes in value recognized in financial services revenue.
Interest rate swap agreements (including interest rate and currency swap agreements
Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying borrowings and available-for-sale
debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values.
Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale
debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale
debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges. Sony also entered into interest rate swap agreements in order to manage the risk of the interest rate fluctuation for certain loan arrangements. These derivatives are considered to be a hedge of the exposure to the variability in the cash flows of the loans which have variable interest rate arrangements. As such, these derivatives have been designated as a cash flow hedge.
Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market
with changes in value recognized in financial service revenues.
Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market
with changes in value recognized in other income and expenses.
Other agreements
Certain subsidiaries in the Financial Services segment have equity future contracts, equity swap agreements, bond future contracts, commodity future contracts, interest rate swaption agreements, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market
with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contained embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2020	2021	Liability derivatives	2020	2021
Interest rate contracts	Prepaid expenses and other current assets	9	—	Current liabilities: Other	183	286
Interest rate contracts	Other assets: Other	27	10,921	Liabilities: Other	8,177	6,064
Foreign exchange contracts	Prepaid expenses and other current assets	1,799	8	Current liabilities: Other	—	6,000

		1,835	10,929		8,360	12,350

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2020	2021	Liability derivatives	2020	2021
Interest rate contracts	Prepaid expenses and other current assets	44	50	Current liabilities: Other	200	408
Interest rate contracts	Other assets: Other	1,523	1,817	Liabilities: Other	9,120	8,204
Foreign exchange contracts	Prepaid expenses and other current assets	19,655	14,097	Current liabilities: Other	14,580	14,233
Foreign exchange contracts	Other assets: Other	49	1,587	Liabilities: Other	1,755	—
Equity contracts	Prepaid expenses and other current assets	18,886	240	Current liabilities: Other	1,476	5,157
Bond contracts	Prepaid expenses and other current assets	306	17	Current liabilities: Other	290	2
Commodity contracts	Prepaid expenses and other current assets	85	—	Current liabilities: Other	85	0

		40,548	17,808		27,506	28,004

Total derivatives		42,383	28,737		35,866	40,354

Presented below are the effects of derivative instruments on the consolidated statements of income and the consolidated statements of comprehensive income for the fiscal years ended March 31, 2019, 2020 and 2021.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2019	2020	2021
Interest rate contracts	Financial services revenue	(1,835)	(3,925)	(1,189)

Total		(1,835)	(3,925)	(1,189)

	Yen in millions
Derivatives under cash flow hedging relationships	Fiscal year ended March 31
	2019	2020	2021
	Amounts recognized in unrealized gains (losses) on derivative instruments in OCI (before tax)
Interest rate contracts:
Components included in the assessment of hedge effectiveness	—	—	10,153
Foreign exchange contracts:
Components included in the assessment of hedge effectiveness	2,315	1,712	(2,210)
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	—	1,087	263

Total	2,315	2,799	8,206

	Yen in millions
Derivatives under cash flow hedging relationships	Affected line item in consolidated statements of income	Fiscal year ended March 31
		2019	2020	2021
		Amounts reclassified from unrealized gains (losses) on derivative instruments in accumulated OCI (before tax)
Interest rate contracts:
Components included in the assessment of hedge effectiveness	Interest	—	—	285
Foreign exchange contracts:				—
Components included in the assessment of hedge effectiveness	Cost of sales	(1,093)	—	—
Components included in the assessment of hedge effectiveness	Net sales	—	106	(5,382)
Components excluded from the assessment of hedge effectiveness that were recognized based on amortization approach	Net sales	—	(1,087)	(263)

Total		(1,093)	(981)	(5,360)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gains or (losses) recognized in income on derivative instruments	Amounts of gains or (losses) recognized in income on derivative instruments
		Fiscal year ended March 31
		2019	2020	2021
Interest rate contracts	Financial services revenue	(3,192)	1,190	(9,603)
Foreign exchange contracts	Financial services revenue	(8,198)	2,473	(10,730)
Foreign exchange contracts	Foreign exchange loss, net	(7,437)	10,184	(8,454)
Equity contracts	Financial services revenue	(7,649)	15,438	(85,118)
Bond contracts	Financial services revenue	—	(2,954)	99
Commodity contracts	Financial services revenue	—	110	4,790

Total		(26,476)	26,441	(109,016)

Presented below are the amortized cost of hedged items, which are available-for-sale
debt securities, and cumulative amount of fair value hedging adjustments to hedged items under fair value hedging relationships as of March 31, 2020 and 2021.

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2020
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	15,255	—
Interest rate contracts	Securities investments and other	91,080	—

Total		106,335	—

Derivatives under fair value hedging relationships	Yen in millions
	Balance sheet location of hedged items	March 31, 2021
		Amortized cost	Cumulative effect to carrying amount of hedged items by fair value hedges
Interest rate contracts	Marketable securities	30,167	—
Interest rate contracts	Securities investments and other	74,872	—

Total		105,039	—

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2020		March 31, 2021
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts*	989,966	3,201	1,176,589	(5,420)
Currency option contracts purchased	473	7	36,234	15
Currency option contracts written	460	(5)	36,164	(1,790)
Currency swap agreements	893,874	(1,006)	612,813	490
Other currency contracts*	62,080	2,971	68,663	2,164
Interest rate contracts:
Interest rate swap agreements	994,133	(16,019)	979,554	(1,969)
Interest rate swaption agreements	18,700	(58)	38,700	(205)
Equity contracts:
Equity future contracts	63,354	(871)	129,526	(746)
Equity swap agreements	103,409	18,281	117,055	(4,171)
Bond contracts:
Bond future contracts	56,546	16	169,441	15
Commodity contracts:
Commodity future contracts	1,465	0	2,957	(0)
*
Revision has been made to correct the notional amount of foreign exchange forward contracts and the presentation of fair values of foreign exchange forward contracts and other currency contracts as of March 31, 2020.

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts.

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2020 and 2021.

	Yen in millions
	As of March 31, 2020
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	38,281	12,614	20,545	5,122
Derivative assets not subject to master netting agreements	4,102			4,102

Total assets	42,383	12,614	20,545	9,224

Derivative liabilities subject to master netting agreements	31,896	7,086	23,873	937
Derivative liabilities not subject to master netting agreements	3,970			3,970
Repurchase, securities lending and similar arrangements	567,194	564,874	—	2,320

Total liabilities	603,060	571,960	23,873	7,227

	Yen in millions
	As of March 31, 2021
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	15,159	10,666	2,008	2,485
Derivative assets not subject to master netting agreements	13,578			13,578
Securities borrowing and securities lending transactions	326,156	326,156		—

Total assets	354,893	336,822	2,008	16,063

Derivative liabilities subject to master netting agreements	38,966	11,052	16,225	11,689
Derivative liabilities not subject to master netting agreements	1,388			1,388
Repurchase, securities lending and similar arrangements	917,792	911,881	—	5,911

Total liabilities	958,146	922,933	16,225	18,988